                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.

                                   Form 13F
                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number: _________
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sansar Capital Management, L.L.C.
Address: 135 E 57th Street, 23rd Floor
         New York, NY 10022

Form 13F File Number: 028-11727

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Vincent Guacci
Title: Chief Financial Officer
Phone: (212) 399-8982

Signature, Place, and Date of Signing:

   /s/ Vincent Guacci
------------------------          New York, NY            February 14, 2008
      [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           8
                                        -----------

Form 13F Information Table Value Total: $   140,063
                                         (thousands)

List of Other Included Managers:

   None

                          Form 13F Information Table

                                               SHRS OR                                  VOTING AUTHORITY
                 TITLE OF             VALUE      PRN    SH/ PUT/ INVESTMENT   OTHER   ---------------------
NAME OF ISSUER    CLASS      CUSIP   (x$1000)  AMOUNT   PRN CALL DISCRECTION MANAGERS   SOLE    SHARED NONE
--------------   --------- --------- -------- --------- --- ---- ----------- -------- --------- ------ ----
CANADIAN
  SOLAR INC
  CMN            COM       136635109  23,291    827,399 SH          SOLE                827,399
CITIGROUP INC.
  CMN            COM       172967101  11,195    380,250 SH          SOLE                380,250
MELCO PBL
  ENTERTAINMENT
  LTD AD         ADR       585464100  30,279  2,619,280 SH          SOLE              2,619,280
STERLITE
  INDUSTRIES
  (INDIA) LTD CM ADS       859737207  15,105    579,398 SH          SOLE                579,398
THE9 LIMITED
  ADR CMN        ADR       88337K104  23,664  1,109,966 SH          SOLE              1,109,966
3SBIO INC.
  SPONSORED      Sponsored
  ADR CMN        ADR       88575Y105  12,194    819,494 SH          SOLE                819,494
QIAO XING
  MOBILE
  COMMUNICATION
  COMPANY
  LIMITED        SHS       G73031109   6,268    741,772 SH          SOLE                741,772
SINOVAC
  BIOTECH CO.,
  LTD. CMN       SHS       P8696W104  18,067  3,528,803 SH          SOLE              3,528,803